SCHEDULE IV - Reinsurance Reinsurance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	$ 50,650.2	$ 46,018.6	$ 40,687.7
Ceded to Other Companies	1,409.0	1,649.9	1,426.1
Property, Liability and Casualty Insurance Product Line
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Gross Amount	50,650.2	46,018.6	40,687.7
Ceded to Other Companies	1,409.0	1,649.9	1,426.1
Assumed From Other Companies	0.0	0.0	0.0
Net Amount	$ 49,241.2	$ 44,368.7	$ 39,261.6
Percentage of Amount Assumed to Net	0.00%	0.00%	0.00%